AMERITAS LIFE INSURANCE CORP.
                                  ("AMERITAS")
                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                              ("Separate Accounts")

                                  Supplement to
           OVERTURE APPLAUSE!, OVERTURE APPLAUSE! II, OVERTURE BRAVO!,
                    OVERTURE ENCORE!, CORPORATE BENEFIT VUL,
      OVERTURE Annuity II, OVERTURE Annuity III, OVERTURE Annuity III-Plus,
                     OVERTURE ACCLAIM!, and OVERTURE ACCENT!
                         Prospectuses Dated May 1, 2007

                       OVERTURE OVATION and PROTECTOR hVUL
                          Prospectuses Dated May 1, 2008
                          Supplement Dated May 1, 2009

This supplement amends certain disclosure contained in the above-referenced prospectuses for the policies with the same names. Please keep this supplement together with your prospectus for future reference. Please note that some information provided below may not be applicable to you, as all underlying portfolios may not be available as subaccount investment options under your policy.

1. Effective May 1, 2009, Ameritas will add the following underlying portfolios as subaccount investment options to your Policy. Not all funds are added to all products; refer to the footnotes to the charts below.

     A. The following Fund/Portfolio* information is added to all places where the investment options of the Separate Account are listed:
                  --------------------------------------------------------
                  AIM Global Real Estate Fund, Series I
                  --------------------------------------------------------
                  Fidelity(R) VIP Mid Cap Portfolio **
                  --------------------------------------------------------
                  PIMCO Total Return Portfolio, Administrative Class
                  --------------------------------------------------------

               *Short cites are used in this list. The Separate Variable Account "Investment Options" section uses complete portfolio names.
               **The "Initial Class" of this portfolio is available for the Overture Applause!, Overture Applause! II, Overture Bravo!, Corporate Benefit VUL, Overture Encore!, Ovation, and Protector hVUL. The Service Class 2 is available for the Overture Annuity II, Overture Annuity III, Overture Annuity III-P, Overture ACCLAIM!, and Overture ACCENT!.

     B. The following information is added to the prospectus's Separate Account Variable Investment Options section:

     -------------------------------------------------- -------------------------------------------------------------
                         FUND NAME                                           Investment Adviser
     Portfolio Name - Subadviser(s)                     Portfolio Type / Summary of Investment Strategy
     -------------------------------------------------- -------------------------------------------------------------
               AIM Variable Insurance Funds                              Invesco Aim Advisors, Inc.
     -------------------------------------------------- -------------------------------------------------------------
     AIM V.I. Global Real Estate Fund, Series I -       High total return through growth of capital and current
     ----------------------------------------------------------------------------------------------------------------
     - Subadvisers:  Invesco Trimark Ltd.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional
     (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management
     Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco
     Australia Limited
     -------------------------------------------------- -------------------------------------------------------------
           Fidelity(R) Variable Insurance Products                   Fidelity Management & Research Company
     -------------------------------------------------- -------------------------------------------------------------
     Fidelity(R) VIP Mid Cap Portfolio** -              Long-term growth.
     ----------------------------------------------------------------------------------------------------------------
     - Subadvisers:  Fidelity Research & Analysis Company,  Fidelity  International  Investment  Advisors,  Fidelity
     International  Investment  Advisors (U.K.) Limited,  FMR Co., Inc.,  Fidelity  Investments  Japan Limited,  and
     Fidelity Management & Research (U.K.) Inc.
     -------------------------------------------------- -------------------------------------------------------------
              PIMCO Variable Insurance Trust                     Pacific Investment Management Company LLC
     -------------------------------------------------- -------------------------------------------------------------
     PIMCO Total Return Portfolio, Administrative       Total return.
     Class
     -------------------------------------------------- -------------------------------------------------------------

     **The "Initial Class" of this portfolio is available for the Overture Applause!, Overture Applause! II, Overture Bravo!, Overture Encore!, Corporate Benefit VUL, Overture Ovation, and Protector hVUL. The "Service Class 2" is available for the Overture Annuity II, Overture Annuity III, Overture Annuity III-P, Overture ACCLAIM!, and Overture ACCENT!.

     C. Please see the respective fund prospectus for more information about the portfolios, including Portfolio Company Operating Expenses.

2. The following is inserted at the end of the "Separate Account Value" section of your prospectus (for those prospectuses that include the first two sentences below, the following replaces the last paragraph of the "Separate Account Value" section):

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share. Notwithstanding the preceding statements, Owners will be guaranteed to receive $1.00 net asset value for amounts they had invested in the money market account as of September 19, 2008, subject to the terms of the U.S. Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program is currently set to expire on September 18, 2009.

3. To clarify our current administrative procedures, the section on "Adding, Deleting, or Substituting Variable Investment Options" is deleted and replaced with the following:

         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio, if the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any of these changes. We will notify you of any changes to the variable investment options.

4. The third bullet of the "Transfers" section "Transfer Rules" is replaced with the following:

     o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)

          - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.

          - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.

5. In the Overture Annuity III, Overture Annuity III-P, Overture ACCENT!, and Overture ACCLAIM! prospectuses, the POLICY DISTRIBUTION section, first paragraph, parenthetical phrase is revised to state that "(including, for no additional charge, an optional feature guaranteed minimum death benefit)."

6. Ameritas intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 (the "1934 Act") to the extent the requirement to file reports under the 1934 Act is determined to be applicable to depositors of variable insurance products.

All other provisions of your prospectus remain as stated in your Policy and prospectus as previously amended.

   Please retain this Supplement with the current prospectus for your variable
                 Policy issued by Ameritas Life Insurance Corp.
                 If you do not have a current prospectus, please
                      contact Ameritas at 1-800-745-1112.